Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [Line Items]
Revenue		$ 782,524	$ 593,036	$ 303,922
Add: Customer inducement costs recorded as a reduction of revenue	[1]	249,990	235,752	111,247
Less: Service cost		215,089	177,567	58,750
Adjusted Margin		817,425	651,221	356,419
Other income		770	2,798	3,490
Personnel expenses		(147,587)	(131,968)	(116,924)
Marketing and sales promotion expenses		(123,304)	(101,601)	(51,033)
Customer inducement costs recorded as a reduction of revenue	[1]	(249,990)	(235,752)	(111,247)
Other operating expenses		(204,833)	(133,698)	(81,575)
Depreciation, amortization and impairment		(27,267)	(27,396)	(29,496)
Finance income		24,365	10,974	9,984
Finance costs		3,307	(46,732)	(26,326)
Share of profit of equity-accounted investees		52	10	34
Profit (loss) before tax		92,938	(12,144)	(46,674)
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		201,246	147,793	88,712
Add: Customer inducement costs recorded as a reduction of revenue	[1]	116,423	135,338	67,090
Less: Service cost			3,078	311
Adjusted Margin		317,669	280,053	155,491
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Revenue		435,542	337,686	157,267
Add: Customer inducement costs recorded as a reduction of revenue	[1]	123,695	90,487	41,545
Less: Service cost		210,357	168,387	54,760
Adjusted Margin		348,880	259,786	144,052
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		92,693	74,873	39,896
Add: Customer inducement costs recorded as a reduction of revenue	[1]	9,432	8,025	1,814
Less: Service cost			5,596	3,397
Adjusted Margin		102,125	77,302	38,313
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue		53,043	32,684	18,047
Add: Customer inducement costs recorded as a reduction of revenue	[1]	440	1,902	798
Less: Service cost		4,732	506	282
Adjusted Margin		$ 48,751	$ 34,080	$ 18,563

[1]

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived at by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.